Fair Value of Financial Instruments (Details) - USD ($)					9 Months Ended		12 Months Ended
	Aug. 09, 2022	Aug. 09, 2022	Jul. 21, 2022	Jun. 09, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Sep. 09, 2027	Aug. 10, 2021	Aug. 05, 2021	Jul. 18, 2021	Mar. 31, 2021	Mar. 01, 2021	Oct. 13, 2020	Sep. 30, 2020
Fair Value of Financial Instruments (Details) [Line Items]
Liability							$ 642,000
Fair value of liability							12,635,000
Unregistered shares (in Shares)			2,387,500
Commitment to issue amount					$ 32,900,000
Private warrants (in Shares)	398,420	398,420			186
Number of warrants or rights outstanding. (in Shares)					29,158,364
Class A Common Stock [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Registered shares (in Shares)					2,387,500						2,387,500
Commitment to issue amount			$ 32,900
Warrants (in Shares)								525,000
Expiration date													2 months 12 days
Commitment to Issue Class A Common Stock [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Liability							32,900,000
Change in fair value measurements							20,265,000
Obligation to Issue Registered Shares [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Liability							32,900,000
Fair value of liability					$ (12,635,000)		12,635,000
Change in fair value measurements							20,265,000
Estimated the fair value
Riverside Management Group (RMG) [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Cash														$ 10,000,000
Riverside Management Group (RMG) [Member] | Class A Common Stock [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Unregistered shares (in Shares)														1,697,500
Transaction Services Agreement, Unregistered Shares To Be Issued In Conjunction With Merger, Shares (in Shares)														690,000
Business combination														$ 6,900,000
Price per share (in Dollars per share)														$ 10
Ares Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Fair value of warrants										$ 2,507,000			$ 5,000,000
Warrants (in Shares)										670,092
Exercise price, per share (in Dollars per share)										$ 10
NPA Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Fair value of warrants															$ 490,000
Warrants (in Shares)												1,187,083
Exercise price, per share (in Dollars per share)												$ 10
Expiration date												7 years
Warrants issued												$ 1,988,000
US-Based Investment Firm Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Warrants (in Shares)				1,500,000
Exercise price, per share (in Dollars per share)				$ 10
Expiration date				7 years
Estimated the fair value				$ 5,125,000			$ 7,976,000
US-Based Investment Firm Warrants [Member] | Note Warrant [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Warrants (in Shares)									1,187,083
Exercise price, per share (in Dollars per share)									$ 10
US-Based Investment Firm Warrants [Member] | Class A Common Stock [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Warrants (in Shares)									1,187,083
Exercise price, per share (in Dollars per share)									$ 10
Public Warrants [Member] | Class A Common Stock [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Number of warrants or rights outstanding. (in Shares)							22,977,568
Private Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Fair value of warrants			$ 2,152,000				$ 642,000
Warrants from PSAC (in Shares)							594,551
Private warrants (in Shares)							80,000